Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Brown Advisory Growth Equity Fund (Prospectus Summary) | Brown Advisory Growth Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAGX
Brown Advisory Growth Equity Fund (Prospectus Summary) | Brown Advisory Growth Equity Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAGAX
Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAVX
Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAVAX
Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAFX
Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFVX
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIASX
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BASAX
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAAX
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAUX
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAUAX
Brown Advisory Opportunity Fund (Prospectus Summary) | Brown Advisory Opportunity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAOX
Brown Advisory Maryland Bond Fund (Prospectus Summary) | Brown Advisory Maryland Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAMX
Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAIX
Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIATX
Brown Cardinal Small Companies Fund (Prospectus Summary) | Brown Cardinal Small Companies Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIACX
Brown Cardinal Small Companies Fund (Prospectus Summary) | Brown Cardinal Small Companies Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BASVX

Brown Advisory Growth Equity Fund (Prospectus Summary) | Brown Advisory Growth Equity Fund
Brown Advisory Growth Equity Fund
Investment Objective
The Brown Advisory Growth Equity Fund (the "Fund") seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Growth Equity Fund	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Growth Equity Fund	Institutional Shares	Advisor Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.19%	0.14%
Total Annual Fund Operating Expenses	0.94%	1.14%

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Growth Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	96	300	520	1,155
Advisor Shares	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 30% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies. The Fund invests primarily in securities of medium and large market capitalization companies that the Advisor believes have exhibited an above average rate of earnings growth and that have prospects for above average, sustainable growth in the future. Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than  $2 billion at the time of purchase. The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary

Receipts ("ADRs"), real estate investment trusts ("REITs") and exchange traded funds ("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including in emerging markets. The Advisor may sell a security or reduce its position if:

   ·  The investment thesis is violated,

   ·  A more attractively priced security is found, or;

   ·  The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions,

the Fund may assume a temporary defensive position that is inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political,

   regulatory and diplomatic risks.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

   frequent trading of ETFs by the Fund can generate brokerage expenses.

   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Growth Company Risk. Securities of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

·  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

·  Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with

   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.

   Delay or difficulty in selling such securities may result in a loss to the

   Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

Effective April 12, 2010, the Brown Advisory Growth Equity Fund, a series of

Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Growth Equity Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

-16.14%. During the periods shown in the chart, the highest quarterly return was

19.20% (for the quarter ended June 30, 2009) and the lowest quarterly return was

-25.21% (for the quarter ended December 31, 2008).

Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Growth Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Shares	Institutional Shares Return Before Taxes	24.44%	7.66%	2.87%
Institutional Shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	24.44%	7.65%	2.81%
Institutional Shares After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	15.89%	6.64%	2.45%
Advisor Shares	Advisor Shares Return Before Taxes	23.98%	7.19%	2.54%
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)	16.71%	3.75%	0.02%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses and taxes)	15.06%	2.29%	1.41%

NOTE: Institutional Shares of the Growth Equity Fund commenced operations on

June 28, 1999 as part of the Predecessor Growth Equity Fund. Advisor Shares commenced operations on May 18, 2006 as part of the Predecessor Growth Equity

Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A

Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Brown Advisory Growth Equity Fund (Prospectus Summary) | Brown Advisory Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Growth Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Growth Equity Fund (the "Fund") seeks to achieve capital appreciation by primarily investing in equity securities.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies. The Fund invests primarily in securities of medium and large market capitalization companies that the Advisor believes have exhibited an above average rate of earnings growth and that have prospects for above average, sustainable growth in the future. Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than  $2 billion at the time of purchase. The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary
Receipts ("ADRs"), real estate investment trusts ("REITs") and exchange traded funds ("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including in emerging markets. The Advisor may sell a security or reduce its position if:

   ·  The investment thesis is violated,

   ·  A more attractively priced security is found, or;

   ·  The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Growth Company Risk. Securities of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

·  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

·  Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with
   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.
   Delay or difficulty in selling such securities may result in a loss to the
   Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

Effective April 12, 2010, the Brown Advisory Growth Equity Fund, a series of
Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807 (toll free)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Growth Equity Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
-16.14%. During the periods shown in the chart, the highest quarterly return was
19.20% (for the quarter ended June 30, 2009) and the lowest quarterly return was
-25.21% (for the quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock
NOTE: Institutional Shares of the Growth Equity Fund commenced operations on
June 28, 1999 as part of the Predecessor Growth Equity Fund. Advisor Shares commenced operations on May 18, 2006 as part of the Predecessor Growth Equity
Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A
Shares.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2010
Brown Advisory Growth Equity Fund (Prospectus Summary) | Brown Advisory Growth Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.21%)
Brown Advisory Growth Equity Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Brown Advisory Growth Equity Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Brown Advisory Growth Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2001	rr_AnnualReturn2001	(9.35%)
Annual Return 2002	rr_AnnualReturn2002	(28.06%)
Annual Return 2003	rr_AnnualReturn2003	29.89%
Annual Return 2004	rr_AnnualReturn2004	4.84%
Annual Return 2005	rr_AnnualReturn2005	3.34%
Annual Return 2006	rr_AnnualReturn2006	13.42%
Annual Return 2007	rr_AnnualReturn2007	8.35%
Annual Return 2008	rr_AnnualReturn2008	(37.56%)
Annual Return 2009	rr_AnnualReturn2009	51.47%
Annual Return 2010	rr_AnnualReturn2010	24.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%
Brown Advisory Growth Equity Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.81%
Brown Advisory Growth Equity Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.45%
Brown Advisory Growth Equity Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.54%

Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund
Brown Advisory Value Equity Fund
Investment Objective
The Brown Advisory Value Equity Fund (the "Fund") seeks to achieve capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Value Equity Fund	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	(1.00%)	(1.00%)
Exchange Fee(as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Value Equity Fund	Institutional Shares	Advisor Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.18%	0.13%
Total Annual Fund Operating Expenses	0.93%	1.13%

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Value Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	95	296	515	1,143
Advisor Shares	115	359	622	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 64% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a portfolio of domestic equity securities of companies with medium to large market capitalization. Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than  $2 billion at the time of purchase. When selecting value securities, the

Advisor combines a highly disciplined approach to securities valuation with an emphasis on companies that have attractive underlying fundamentals. The Advisor focuses on companies that it believes are financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven,

shareholder-sensitive management. The Fund invests primarily in equity securities of companies that the Advisor believes have attractive underlying fundamentals and are generally capable of sustaining long-term growth rates at or above the market averages. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts

("ADRs"), real estate investment trusts ("REITs") and exchange traded funds

("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the

Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities including in emerging markets. The Advisor may sell a security or reduce its position if:

   ·  It has reached its target price;

   ·  Its present reward to risk ratio is unattractive;

   ·  A more attractively priced security is found, or;

   ·  The company's fundamentals deteriorate in a material, long-term manner.

In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political,

   regulatory and diplomatic risks.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

   frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

·  Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with

   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

Effective April 12, 2010, the Brown Advisory Value Equity Fund, a series of

Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Value Equity Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

-15.59%. During the periods shown in the chart, the highest quarterly return was

18.04% (for the quarter ended September 30, 2009) and the lowest quarterly return was -23.99% (for the quarter ended December 31, 2008).

Brown Advisory Value Equity Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Value Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Institutional Shares	Institutional Shares Return Before Taxes	14.47%	1.65%	7.31%
Institutional Shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	14.25%	1.02%	6.24%
Institutional Shares After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	9.65%	1.32%	6.02%
Advisor Shares	Advisor Shares Return Before Taxes	13.96%	1.15%	6.90%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	7.06%
Russell 1000® Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	7.51%

NOTE: Institutional Shares of the Value Equity Fund commenced operations on

January 28, 2003 as part of the Predecessor Value Equity Fund. Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Value Equity

Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A

Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary. The

"Return After Taxes on Distributions and sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares,

a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Value Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Value Equity Fund (the "Fund") seeks to achieve capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a portfolio of domestic equity securities of companies with medium to large market capitalization. Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than  $2 billion at the time of purchase. When selecting value securities, the
Advisor combines a highly disciplined approach to securities valuation with an emphasis on companies that have attractive underlying fundamentals. The Advisor focuses on companies that it believes are financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management. The Fund invests primarily in equity securities of companies that the Advisor believes have attractive underlying fundamentals and are generally capable of sustaining long-term growth rates at or above the market averages. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts
("ADRs"), real estate investment trusts ("REITs") and exchange traded funds
("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the
Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities including in emerging markets. The Advisor may sell a security or reduce its position if:

   ·  It has reached its target price;

   ·  Its present reward to risk ratio is unattractive;

   ·  A more attractively priced security is found, or;

   ·  The company's fundamentals deteriorate in a material, long-term manner.

In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

·  Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with
   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

Effective April 12, 2010, the Brown Advisory Value Equity Fund, a series of
Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807 (toll free)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Value Equity Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
-15.59%. During the periods shown in the chart, the highest quarterly return was
18.04% (for the quarter ended September 30, 2009) and the lowest quarterly return was -23.99% (for the quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	"Return After Taxes on Distributions and sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.
Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock
NOTE: Institutional Shares of the Value Equity Fund commenced operations on
January 28, 2003 as part of the Predecessor Value Equity Fund. Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Value Equity
Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A
Shares.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary. The
"Return After Taxes on Distributions and sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Value Equity Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.99%)
Brown Advisory Value Equity Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Brown Advisory Value Equity Fund | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Brown Advisory Value Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee(as a % of amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2004	rr_AnnualReturn2004	12.57%
Annual Return 2005	rr_AnnualReturn2005	6.24%
Annual Return 2006	rr_AnnualReturn2006	17.83%
Annual Return 2007	rr_AnnualReturn2007	(0.31%)
Annual Return 2008	rr_AnnualReturn2008	(37.69%)
Annual Return 2009	rr_AnnualReturn2009	29.51%
Annual Return 2010	rr_AnnualReturn2010	14.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Brown Advisory Value Equity Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Brown Advisory Value Equity Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Brown Advisory Value Equity Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee(as a % of amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.90%

Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund
Brown Advisory Flexible Value Fund
Investment Objective
The Brown Advisory Flexible Value Fund (the "Fund") seeks to achieve long-term growth of capital.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Flexible Value Fund	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Flexible Value Fund		Institutional Shares	Advisor Shares
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.47%	0.43%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.33%	1.54%
Fee Waiver and Expense Reimbursement		(0.17%)	(0.18%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1][2]	1.16%	1.36%
[1]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.15% and 1.35%, respectively, of the Fund's average daily net assets through October 31, 2012. The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2012 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.
[2]	The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for 2 years).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Flexible Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	118	405	713	1,587
Advisor Shares	138	469	822	1,819

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 33% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities. The Advisor may invest in securities of companies of various market capitalizations with a focus on larger companies. Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than

 $2 billion at the time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American

Depositary Receipts ("ADRs"), real estate investment trusts ("REITs") and exchange traded funds ("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Advisor may also invest in debt-securities, including lower-rated debt-securities and foreign securities including depositary receipts.

The Advisor follows an investment philosophy referred to as "flexible value." The "flexible value" strategy expands the bargain hunting concepts of value investing to a broad range of opportunities. Rather than label securities as value or growth, the Advisor believes that growth is an integral part of the value equation; therefore, the Advisor may invest in traditional value securities as well as securities of companies with better growth rates, or other characteristics that are traditionally associated with value securities. The

Advisor seeks to invest in the common stocks of companies it believes are undervalued in the marketplace based on characteristics such as earnings,

dividends, cash flow or asset values. Other factors considered include:

   ·  Financial condition of the company

   ·  Micro and macroeconomic changes likely to improve the long-term business performance of the company

   ·  Competitive positioning of the company within its industry; and

   ·  The quality of management and management's focus on creating shareholder value.

With respect to 20% of its assets, the Fund may invest in (1) investment grade and non-investment grade debt securities, including with respect to 10% of its assets, non-investment grade securities rated BB (or lower)/Ba (or lower) ("junk bonds"), by Standard & Poor's ("S&P") or Moody's Investor Services ("Moody's"),

respectively, or (2) unrated debt securities determined by the Advisor to be of comparable quality.

The Advisor may sell a security or reduce its position if:

·  The security has reached a price whereby its risk/reward characteristics are not as favorable;

·  A company's fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

·  A better opportunity has been identified.

In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.

   Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

   frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual

   ETFs in which the Fund invests.

·  Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political,

   regulatory and diplomatic risks.

·  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

·  Non-Investment Grade Securities Risk. Securities rated below investment grade,

   i.e., BA or BB and lower ("junk bonds"), are subject to greater risks of loss of your money than higher rated securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with

   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.

   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 year and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Flexible Value Fund, a series of

Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Flexible Value Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

-13.43%. During the periods shown in the chart, the highest quarterly return was

17.44% (for the quarter ended June 30, 2009) and the lowest quarterly return was

-23.94% (for the quarter ended December 31, 2008).

Brown Advisory Flexible Value Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Flexible Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
Institutional Shares	Institutional Shares Return Before Taxes	10.86%	(2.96%)
Institutional Shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	10.78%	(3.08%)
Institutional Shares After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	7.15%	(2.55%)
Advisor Shares	Advisor Shares Return Before Taxes	10.70%	(3.26%)
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses and taxes)	15.06%	(0.48%)

NOTE: Institutional Shares of the Flexible Value Fund commenced operations on

November 30, 2006 as part of the Predecessor Flexible Value Fund. Advisor Shares commenced operations on January 24, 2007 as part of the Predecessor Flexible

Value Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary. The

"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares,

a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Flexible Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Flexible Value Fund (the "Fund") seeks to achieve long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for 2 years).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities. The Advisor may invest in securities of companies of various market capitalizations with a focus on larger companies. Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than
 $2 billion at the time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American
Depositary Receipts ("ADRs"), real estate investment trusts ("REITs") and exchange traded funds ("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Advisor may also invest in debt-securities, including lower-rated debt-securities and foreign securities including depositary receipts.

The Advisor follows an investment philosophy referred to as "flexible value." The "flexible value" strategy expands the bargain hunting concepts of value investing to a broad range of opportunities. Rather than label securities as value or growth, the Advisor believes that growth is an integral part of the value equation; therefore, the Advisor may invest in traditional value securities as well as securities of companies with better growth rates, or other characteristics that are traditionally associated with value securities. The
Advisor seeks to invest in the common stocks of companies it believes are undervalued in the marketplace based on characteristics such as earnings, dividends, cash flow or asset values. Other factors considered include:

   ·  Financial condition of the company

   ·  Micro and macroeconomic changes likely to improve the long-term business performance of the company

   ·  Competitive positioning of the company within its industry; and

   ·  The quality of management and management's focus on creating shareholder value.

With respect to 20% of its assets, the Fund may invest in (1) investment grade and non-investment grade debt securities, including with respect to 10% of its assets, non-investment grade securities rated BB (or lower)/Ba (or lower) ("junk bonds"), by Standard & Poor's ("S&P") or Moody's Investor Services ("Moody's"),
respectively, or (2) unrated debt securities determined by the Advisor to be of comparable quality.

The Advisor may sell a security or reduce its position if:
·  The security has reached a price whereby its risk/reward characteristics are not as favorable;

·  A company's fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

·  A better opportunity has been identified.

In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.
   Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual
   ETFs in which the Fund invests.

·  Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

·  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

·  Non-Investment Grade Securities Risk. Securities rated below investment grade,
   i.e., BA or BB and lower ("junk bonds"), are subject to greater risks of loss of your money than higher rated securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with
   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.
   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 year and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Flexible Value Fund, a series of
Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 year and since inception periods compare to a broad-based market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807 (toll free)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Flexible Value Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
-13.43%. During the periods shown in the chart, the highest quarterly return was
17.44% (for the quarter ended June 30, 2009) and the lowest quarterly return was
-23.94% (for the quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses and taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.
Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock
NOTE: Institutional Shares of the Flexible Value Fund commenced operations on
November 30, 2006 as part of the Predecessor Flexible Value Fund. Advisor Shares commenced operations on January 24, 2007 as part of the Predecessor Flexible
Value Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary. The
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Flexible Value Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Brown Advisory Flexible Value Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)
Brown Advisory Flexible Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,587
Annual Return 2007	rr_AnnualReturn2007	(7.50%)
Annual Return 2008	rr_AnnualReturn2008	(40.03%)
Annual Return 2009	rr_AnnualReturn2009	40.83%
Annual Return 2010	rr_AnnualReturn2010	10.86%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.96%)
Brown Advisory Flexible Value Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.08%)
Brown Advisory Flexible Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.55%)
Brown Advisory Flexible Value Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	822
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,819
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.26%)

[1]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.15% and 1.35%, respectively, of the Fund's average daily net assets through October 31, 2012. The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2012 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.
[2]	The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Investment Objective
The Brown Advisory Small-Cap Growth Fund (the "Fund") seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Small-Cap Growth Fund	Institutional Shares	Advisor Shares	Class D Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%	none
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Small-Cap Growth Fund		Institutional Shares	Advisor Shares	Class D Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%	none
Other Expenses		0.18%	0.19%	0.13%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.19%	1.45%	1.14%
[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Small-Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	121	378	654	1,443
Advisor Shares	148	459	792	1,735
Class D Shares	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 61% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies. Small companies, according to the Advisor, are companies whose market capitalizations are generally less than  $4 billion at the time of purchase. The Fund invests primarily in companies the advisor believes have above average growth prospects. The Advisor conducts an in-depth analysis of a company's fundamentals to identify those companies it believes have the potential to grow earnings at an above average rate annually.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts ("ADRs"), real estate investment trusts

("REITs") and exchange traded funds ("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in

ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Advisor may sell a security or reduce its position if it believes:

   ·  The security subsequently fails to meet initial investment criteria;

   ·  A more attractively priced security is found; or

   ·  The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions,

the Fund may assume a temporary defensive position that is an inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political,

   regulatory and diplomatic risks.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

   frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Growth Company Risk. Securities of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

·  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule

   144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.

   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares, Advisor Shares and D Shares for 1, 5 and 10

year periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Small-Cap Growth Fund, a series of

Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Small-Cap Growth Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

-20.77%. During the periods shown in the chart, the highest quarterly return was

34.96% (for the quarter ended December 31, 2001) and the lowest quarterly return was -35.46% (for the quarter ended September 30, 2001).

Brown Advisory Small-Cap Growth Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Small-Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Shares	Institutional Shares Return Before Taxes	29.06%	6.92%	2.45%
Institutional Shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	29.06%	6.54%	2.26%
Institutional Shares After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	18.89%	5.91%	2.07%
Advisor Shares	Advisor Shares Return Before Taxes	28.46%	6.38%	2.09%
Class D Shares	D Shares Return Before Taxes	29.08%	6.65%	2.24%
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%

NOTE: Institutional Shares of the Small-Cap Growth Fund commenced operations on

June 28, 1999 as part of the Predecessor Small-Cap Growth Fund. Advisor Shares

commenced operations on April 25, 2006 as part of the Predecessor Small-Cap

Growth Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares. D Shares commenced operations on September 20, 2002 as part of the Predecessor Small-Cap Growth Fund. Performance shown prior to inception of the D Shares is based on the performance of Institutional Shares adjusted for the expenses applicable to D Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Small-Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Small-Cap Growth Fund (the "Fund") seeks to achieve capital appreciation by primarily investing in equity securities.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies. Small companies, according to the Advisor, are companies whose market capitalizations are generally less than  $4 billion at the time of purchase. The Fund invests primarily in companies the advisor believes have above average growth prospects. The Advisor conducts an in-depth analysis of a company's fundamentals to identify those companies it believes have the potential to grow earnings at an above average rate annually.

Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts ("ADRs"), real estate investment trusts
("REITs") and exchange traded funds ("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in
ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Advisor may sell a security or reduce its position if it believes:
   ·  The security subsequently fails to meet initial investment criteria;

   ·  A more attractively priced security is found; or

   ·  The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is an inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Growth Company Risk. Securities of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

·  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule
   144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.
   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares, Advisor Shares and D Shares for 1, 5 and 10
year periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Small-Cap Growth Fund, a series of
Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares, Advisor Shares and D Shares for 1, 5 and 10 year periods compare to a broad-based market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807 (toll free)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Small-Cap Growth Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
-20.77%. During the periods shown in the chart, the highest quarterly return was
34.96% (for the quarter ended December 31, 2001) and the lowest quarterly return was -35.46% (for the quarter ended September 30, 2001).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock
NOTE: Institutional Shares of the Small-Cap Growth Fund commenced operations on
June 28, 1999 as part of the Predecessor Small-Cap Growth Fund. Advisor Shares
commenced operations on April 25, 2006 as part of the Predecessor Small-Cap
Growth Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares. D Shares commenced operations on September 20, 2002 as part of the Predecessor Small-Cap Growth Fund. Performance shown prior to inception of the D Shares is based on the performance of Institutional Shares adjusted for the expenses applicable to D Shares.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Small-Cap Growth Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.46%)
Brown Advisory Small-Cap Growth Fund | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Brown Advisory Small-Cap Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Annual Return 2001	rr_AnnualReturn2001	(12.96%)
Annual Return 2002	rr_AnnualReturn2002	(39.41%)
Annual Return 2003	rr_AnnualReturn2003	52.37%
Annual Return 2004	rr_AnnualReturn2004	7.82%
Annual Return 2005	rr_AnnualReturn2005	5.20%
Annual Return 2006	rr_AnnualReturn2006	8.57%
Annual Return 2007	rr_AnnualReturn2007	16.35%
Annual Return 2008	rr_AnnualReturn2008	(39.04%)
Annual Return 2009	rr_AnnualReturn2009	40.60%
Annual Return 2010	rr_AnnualReturn2010	29.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.45%
Brown Advisory Small-Cap Growth Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.26%
Brown Advisory Small-Cap Growth Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.07%
Brown Advisory Small-Cap Growth Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.09%
Brown Advisory Small-Cap Growth Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	D Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.24%

[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Small-Cap Fundamental Value Fund
Investment Objective
The Brown Advisory Small-Cap Fundamental Value Fund (the "Fund") seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Small-Cap Fundamental Value Fund	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Small-Cap Fundamental Value Fund		Institutional Shares	Advisor Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.24%	0.19%
Acquired Fund Fees and Expenses		0.26%	0.26%
Total Annual Fund Operating Expenses	[1]	1.50%	1.70%
[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for 2 years).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Small-Cap Fundamental Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	153	474	818	1,791
Advisor Shares	173	536	923	2,009

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 67% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Small companies, according to the

Advisor, are companies whose market capitalizations are generally less than  $4 billion at the time of purchase. The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Advisor believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company's underlying business. The Advisor uses a research-driven analysis that results in the Fund's portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models,

strong finances, competent management and a demonstrable record of profitability and self-funded growth. The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company. To a more limited extent, the Fund may invest up to 15% of its assets in foreign equity securities, including equity securities from emerging markets. With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including up to 5% of its assets in distressed debt securities. The Fund may engage in options, futures contracts and options on futures to seek to achieve the Fund's investment objective, manage the portfolio, mitigate risks, hedge risks, equitize cash or to enhance total return. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts ("ADRs"), real estate investment trusts ("REITs") and exchange traded funds ("ETFs"), and the

Advisor may also invest in private placements in these types of securities. The

Fund invests primarily in ETFs that have an investment objective similar to the

Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Advisor may sell a security or reduce its position if:

   ·  It has reached its target price;

   ·  Its present reward to risk ratio is unattractive;

   ·  It is overvalued; or

   ·  The company's fundamentals have deteriorated in a material, long-term manner.

In order to respond to adverse market, economic, political or other conditions,

the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

o  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

o  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.

   Securities rated below investment grade ("junk bonds") are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall)

   increase, affecting the maturity of the debt security and causing the value of the security to decline.

o  Derivatives Risk. The risks of investments in options, futures contracts and options on futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions;

   and risks that the derivative transactions may not be liquid.

o  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

o  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

   frequent trading of ETFs by the Fund can generate brokerage expenses.

   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

o  Foreign Securities/Emerging Markets Risk. Foreign securities (including ADRs),

   including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

o  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

o  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule

   144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.

   Delay or difficulty in selling such securities may result in a loss to the Fund.

o  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

o  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

o  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1 year and since inception periods compare to a broad-based market index. Advisor Shares have not yet commenced operations.

Effective April 12, 2010, the Brown Advisory Small-Cap Fundamental Value Fund, a

series of Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Small-Cap Fundamental Value Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

-19.15%. During the periods shown in the chart, the highest quarterly return was

17.41% (for the quarter ended December 31, 2010) and the lowest quarterly return was -10.11% (for the quarter ended June 30,2010).

Brown Advisory Small-Cap Fundamental Value Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Small-Cap Fundamental Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	Institutional Shares Return Before Taxes	27.50%	26.66%	Dec 31, 2008
Institutional Shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	26.13%	25.63%	Dec 31, 2008
Institutional Shares After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	18.30%	22.50%	Dec 31, 2008
Advisor Shares	Advisor Shares Return Before Taxes	27.25%	26.41%	Dec 31, 2008
Russell 2000® Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	22.52%	Dec 31, 2008

NOTE: Institutional Shares of the Small-Cap Fundamental Value Fund commenced operations on December 31, 2008 as part of the Predecessor Small-Cap Fundamental

Value Fund. Advisor Shares of the Small-Cap Fundamental Value Fund commenced operations on July 28, 2011. Performance shown prior to inception of the Advisor

Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor

Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Small-Cap Fundamental Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Small-Cap Fundamental Value Fund (the "Fund") seeks to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for 2 years).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Small companies, according to the
Advisor, are companies whose market capitalizations are generally less than  $4 billion at the time of purchase. The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Advisor believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company's underlying business. The Advisor uses a research-driven analysis that results in the Fund's portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth. The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company. To a more limited extent, the Fund may invest up to 15% of its assets in foreign equity securities, including equity securities from emerging markets. With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including up to 5% of its assets in distressed debt securities. The Fund may engage in options, futures contracts and options on futures to seek to achieve the Fund's investment objective, manage the portfolio, mitigate risks, hedge risks, equitize cash or to enhance total return. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts ("ADRs"), real estate investment trusts ("REITs") and exchange traded funds ("ETFs"), and the
Advisor may also invest in private placements in these types of securities. The
Fund invests primarily in ETFs that have an investment objective similar to the
Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Advisor may sell a security or reduce its position if:
   ·  It has reached its target price;

   ·  Its present reward to risk ratio is unattractive;

   ·  It is overvalued; or

   ·  The company's fundamentals have deteriorated in a material, long-term manner.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

o  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

o  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.
   Securities rated below investment grade ("junk bonds") are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall)
   increase, affecting the maturity of the debt security and causing the value of the security to decline.

o  Derivatives Risk. The risks of investments in options, futures contracts and options on futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions;
   and risks that the derivative transactions may not be liquid.

o  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

o  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

o  Foreign Securities/Emerging Markets Risk. Foreign securities (including ADRs), including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

o  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

o  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule
   144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.
   Delay or difficulty in selling such securities may result in a loss to the Fund.

o  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

o  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

o  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1 year and since inception periods compare to a broad-based market index. Advisor Shares have not yet commenced operations.

Effective April 12, 2010, the Brown Advisory Small-Cap Fundamental Value Fund, a
series of Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1 year and since inception periods compare to a broad-based market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Small-Cap Fundamental Value Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
-19.15%. During the periods shown in the chart, the highest quarterly return was
17.41% (for the quarter ended December 31, 2010) and the lowest quarterly return was -10.11% (for the quarter ended June 30,2010).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
NOTE: Institutional Shares of the Small-Cap Fundamental Value Fund commenced operations on December 31, 2008 as part of the Predecessor Small-Cap Fundamental
Value Fund. Advisor Shares of the Small-Cap Fundamental Value Fund commenced operations on July 28, 2011. Performance shown prior to inception of the Advisor
Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor
Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Small-Cap Fundamental Value Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.11%)
Brown Advisory Small-Cap Fundamental Value Fund | Russell 2000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Annual Return 2009	rr_AnnualReturn2009	25.82%
Annual Return 2010	rr_AnnualReturn2010	27.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Brown Advisory Small-Cap Fundamental Value Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008

[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Brown Advisory Opportunity Fund (Prospectus Summary) | Brown Advisory Opportunity Fund
Brown Advisory Opportunity Fund
Investment Objective
The Brown Advisory Opportunity Fund (the "Fund") seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Opportunity Fund	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Opportunity Fund		Institutional Shares	Advisor Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.78%	0.73%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.79%	1.99%
Fee Waiver and Expense Reimbursement		(0.28%)	(0.28%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1][2]	1.51%	1.71%
[1]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.50% and 1.70%, respectively, of the Fund's average daily through October 31, 2012. The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2012 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.
[2]	The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking in to account the contractual expense limitation for 2 years).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Opportunity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	154	536	944	2,082
Advisor Shares	174	597	1,047	2,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 65% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing primarily in a diversified portfolio of equity securities and may incorporate either a growth or value investment approach to security selection and invest in companies regardless of market capitalization. The Advisor selects equity securities of

"high quality companies" that the Advisor believes have significant market opportunities where the companies are leaders or potential leaders in their respective markets, proprietary products and services or are engaged in new product development and product cycle leadership that sustains a strong brand franchise. The Advisor will typically invest in 30 securities or fewer. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts ("ADRs"), real estate investment trusts

("REITs") and exchange traded funds ("ETFs"), and the Advisor may also invest in private placements in these types of securities. The Fund invests primarily in

ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Advisor may sell a security or reduce its position if:

   ·  It fails to meet initial investment criteria; or

   ·  The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions,

the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

   frequent trading of ETFs by the Fund can generate brokerage expenses.

   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Foreign Securities/Emerging Markets Risk. Foreign securities (including ADRs),

   including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

·  Growth Company Risk. Securities of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

·  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

·  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule

   144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.

   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index. Advisor Shares have not yet commenced operations.

Effective April 12, 2010, the Brown Advisory Opportunity Fund, a series of Forum

Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of

Professionally Managed Portfolios. Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Opportunity Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

-16.13%. During the periods shown in the chart, the highest quarterly return was

36.75% (for the quarter ended December 31, 2002) and the lowest quarterly return was -39.59% (for the quarter ended March 31, 2001).

Brown Advisory Opportunity Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Opportunity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Shares	Return Before Taxes	17.36%	1.47%	(6.34%)
Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	17.36%	1.47%	(6.34%)
Institutional Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.29%	1.25%	(5.12%)
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary. The

"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Brown Advisory Opportunity Fund (Prospectus Summary) | Brown Advisory Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Opportunity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Opportunity Fund (the "Fund") seeks to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking in to account the contractual expense limitation for 2 years).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing primarily in a diversified portfolio of equity securities and may incorporate either a growth or value investment approach to security selection and invest in companies regardless of market capitalization. The Advisor selects equity securities of
"high quality companies" that the Advisor believes have significant market opportunities where the companies are leaders or potential leaders in their respective markets, proprietary products and services or are engaged in new product development and product cycle leadership that sustains a strong brand franchise. The Advisor will typically invest in 30 securities or fewer. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts ("ADRs"), real estate investment trusts
("REITs") and exchange traded funds ("ETFs"), and the Advisor may also invest in private placements in these types of securities. The Fund invests primarily in
ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Advisor may sell a security or reduce its position if:
   ·  It fails to meet initial investment criteria; or

   ·  The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Foreign Securities/Emerging Markets Risk. Foreign securities (including ADRs), including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

·  Growth Company Risk. Securities of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

·  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

·  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule
   144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.
   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index. Advisor Shares have not yet commenced operations.

Effective April 12, 2010, the Brown Advisory Opportunity Fund, a series of Forum
Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of
Professionally Managed Portfolios. Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index. Advisor Shares have not yet commenced operations.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Opportunity Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
-16.13%. During the periods shown in the chart, the highest quarterly return was
36.75% (for the quarter ended December 31, 2002) and the lowest quarterly return was -39.59% (for the quarter ended March 31, 2001).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary. The
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Opportunity Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Advisory Opportunity Fund (Prospectus Summary) | Brown Advisory Opportunity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.59%)
Brown Advisory Opportunity Fund (Prospectus Summary) | Brown Advisory Opportunity Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Brown Advisory Opportunity Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
Brown Advisory Opportunity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,082
Annual Return 2001	rr_AnnualReturn2001	(44.37%)
Annual Return 2002	rr_AnnualReturn2002	(47.60%)
Annual Return 2003	rr_AnnualReturn2003	77.52%
Annual Return 2004	rr_AnnualReturn2004	(2.62%)
Annual Return 2005	rr_AnnualReturn2005	(4.19%)
Annual Return 2006	rr_AnnualReturn2006	3.20%
Annual Return 2007	rr_AnnualReturn2007	20.41%
Annual Return 2008	rr_AnnualReturn2008	(49.78%)
Annual Return 2009	rr_AnnualReturn2009	46.88%
Annual Return 2010	rr_AnnualReturn2010	17.36%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(6.34%)
Brown Advisory Opportunity Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(6.34%)
Brown Advisory Opportunity Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.12%)
Brown Advisory Opportunity Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.71%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,294

[1]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.50% and 1.70%, respectively, of the Fund's average daily through October 31, 2012. The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2012 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.
[2]	The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Brown Advisory Maryland Bond Fund (Prospectus Summary) | Brown Advisory Maryland Bond Fund
Brown Advisory Maryland Bond Fund
Investment Objective
The Brown Advisory Maryland Bond Fund (the "Fund") seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Brown Advisory Maryland Bond Fund Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Brown Advisory Maryland Bond Fund Institutional Shares
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.52%
[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Brown Advisory Maryland Bond Fund Institutional Shares	53	167	291	653

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 29% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in

Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities. The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions,

U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. The Advisor determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by S&P and

Moody's. The Advisor then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced. The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. Generally, the average weighted maturity of the Fund's portfolio securities will be between 4 and 10 years.  Normally, the

Fund will invest at least 80% of the Fund's total assets in securities the interest of which is exempt from Federal and Maryland State income taxes,

although such interest may be subject to the Federal alternative minimum tax

("AMT"). All capital gains are subject to Federal and state taxes in addition to

AMT. Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Advisor may sell a fixed income security or reduce its position if:

   ·  Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

   ·  The security subsequently fails to meet the investment criteria;

   ·  A more attractive security is found; or

   ·  The Advisor believes that the security has reached it appreciated potential.

In order to respond to adverse market, economic, political or other conditions,

the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or tax exempt quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities.

   Generally, investment risk and price volatility increase as a security's credit rating declines.

·  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.

   Securities rated below investment grade ("junk bonds") are subject to greater risk of loss of your money than higher rated securities. Issuers may

   (increase) decrease prepayments of principal when interest rates (fall)

   increase, affecting the maturity of the debt security and causing the value of the security to decline.

·  Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

·  Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

·  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

·  Maryland Bonds and Municipal Securities Risk. Adverse economic or political factors in Maryland will affect the Fund's NAV more than if the Fund invested in more geographically diverse investments.

·  Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1 and 5 years and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Maryland Bond Fund, a series of

Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Maryland Bond Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

1.78%. During the periods shown in the chart, the highest quarterly return was

4.07% (for the quarter ended June 30, 2002) and the lowest quarterly return was

-2.03% (for the quarter ended June 30, 2004).

Brown Advisory Maryland Bond Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Maryland Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	Return Before Taxes	2.28%	3.60%	3.81%	Dec 21, 2000
Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	2.28%	3.60%	3.81%	Dec 21, 2000
Institutional Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.32%	3.51%	3.73%	Dec 21, 2000
Barclays 1-10 Year Blended Municipal Bond Index	Barclays 1-10 Year Blended Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.13%	4.60%	4.61%	Dec 21, 2000

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. The "Return After Taxes on

Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Brown Advisory Maryland Bond Fund (Prospectus Summary) | Brown Advisory Maryland Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Maryland Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Maryland Bond Fund (the "Fund") seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in
Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities. The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions,
U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. The Advisor determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by S&P and
Moody's. The Advisor then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced. The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. Generally, the average weighted maturity of the Fund's portfolio securities will be between 4 and 10 years.  Normally, the
Fund will invest at least 80% of the Fund's total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest may be subject to the Federal alternative minimum tax
("AMT"). All capital gains are subject to Federal and state taxes in addition to
AMT. Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Advisor may sell a fixed income security or reduce its position if:
   ·  Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

   ·  The security subsequently fails to meet the investment criteria;

   ·  A more attractive security is found; or

   ·  The Advisor believes that the security has reached it appreciated potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or tax exempt quality cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities.
   Generally, investment risk and price volatility increase as a security's credit rating declines.

·  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.
   Securities rated below investment grade ("junk bonds") are subject to greater risk of loss of your money than higher rated securities. Issuers may
   (increase) decrease prepayments of principal when interest rates (fall)
   increase, affecting the maturity of the debt security and causing the value of the security to decline.

·  Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

·  Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

·  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

·  Maryland Bonds and Municipal Securities Risk. Adverse economic or political factors in Maryland will affect the Fund's NAV more than if the Fund invested in more geographically diverse investments.

·  Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1 and 5 years and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Maryland Bond Fund, a series of
Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1 and 5 years and since inception periods compare to a broad-based market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Maryland Bond Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
1.78%. During the periods shown in the chart, the highest quarterly return was
4.07% (for the quarter ended June 30, 2002) and the lowest quarterly return was
-2.03% (for the quarter ended June 30, 2004).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. The "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Maryland Bond Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Advisory Maryland Bond Fund (Prospectus Summary) | Brown Advisory Maryland Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.03%)
Brown Advisory Maryland Bond Fund | Barclays 1-10 Year Blended Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays 1-10 Year Blended Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2000
Brown Advisory Maryland Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	653
Annual Return 2001	rr_AnnualReturn2001	4.78%
Annual Return 2002	rr_AnnualReturn2002	8.99%
Annual Return 2003	rr_AnnualReturn2003	3.41%
Annual Return 2004	rr_AnnualReturn2004	2.17%
Annual Return 2005	rr_AnnualReturn2005	0.66%
Annual Return 2006	rr_AnnualReturn2006	2.85%
Annual Return 2007	rr_AnnualReturn2007	3.68%
Annual Return 2008	rr_AnnualReturn2008	2.74%
Annual Return 2009	rr_AnnualReturn2009	6.50%
Annual Return 2010	rr_AnnualReturn2010	2.28%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2000
Brown Advisory Maryland Bond Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2000
Brown Advisory Maryland Bond Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2000

[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund
Brown Advisory Intermediate Income Fund
Investment Objective
The Brown Advisory Intermediate Income Fund (the "Fund") seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Intermediate Income Fund	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a% of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Intermediate Income Fund		Institutional Shares	Advisor Shares
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.17%	0.12%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.53%	0.73%
[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Intermediate Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	54	170	296	665
Advisor Shares	75	233	406	906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 84% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities. The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized

Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Advisor. Under normal circumstances, the Fund's portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years. Duration is a measurement of interest rate sensitivity.

The Advisor may sell a fixed income security or reduce its position if:

   ·  Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

   ·  The security subsequently fails to meet the investment criteria;

   ·  A more attractive security is found; or

   ·  The Advisor believes that the security has reached it appreciation potential.

In order to respond to adverse market, economic, political or other conditions,

the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities.

   Generally, investment risk and price volatility increase as a security's credit rating declines.

·  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.

   Securities rated below investment grade ("junk bonds") are subject to greater risk of loss of your money than higher rated securities. Issuers may

   (increase) decrease prepayments of principal when interest rates (fall)

   increase, affecting the maturity of the debt security and causing the value of the security to decline.

·  Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

·  Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

·  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

·  Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage-

   and asset-backed securities, which represent "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

·  Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers' fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund's return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Intermediate Income Fund, a series of Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Intermediate Income Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

2.59%. During the periods shown in the chart, the highest quarterly return was

4.25% (for the quarter ended September 30, 2002) and the lowest quarterly return was -1.78% (for the quarter ended June 30, 2004).

Brown Advisory Intermediate Income Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Intermediate Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Shares	Institutional Shares Return Before Taxes	5.65%	5.39%	5.13%
Institutional Shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	4.41%	3.89%	3.51%
Institutional Shares After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	3.74%	3.73%	3.43%
Advisor Shares	Advisor Shares Return Before Taxes	5.43%	5.12%	4.85%
Barclays Capital U.S. Intermediate Aggregate Bond Index	Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.15%	5.81%	5.66%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Intermediate Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Intermediate Income Fund (the "Fund") seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities. The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized
Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Advisor. Under normal circumstances, the Fund's portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years. Duration is a measurement of interest rate sensitivity.

The Advisor may sell a fixed income security or reduce its position if:
   ·  Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

   ·  The security subsequently fails to meet the investment criteria;

   ·  A more attractive security is found; or

   ·  The Advisor believes that the security has reached it appreciation potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities.
   Generally, investment risk and price volatility increase as a security's credit rating declines.

·  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.
   Securities rated below investment grade ("junk bonds") are subject to greater risk of loss of your money than higher rated securities. Issuers may
   (increase) decrease prepayments of principal when interest rates (fall)
   increase, affecting the maturity of the debt security and causing the value of the security to decline.

·  Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

·  Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

·  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

·  Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage-
   and asset-backed securities, which represent "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

·  Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers' fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund's return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Intermediate Income Fund, a series of Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807 (toll free)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Intermediate Income Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
2.59%. During the periods shown in the chart, the highest quarterly return was
4.25% (for the quarter ended September 30, 2002) and the lowest quarterly return was -1.78% (for the quarter ended June 30, 2004).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses and taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Intermediate Income Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.78%
Brown Advisory Intermediate Income Fund | Barclays Capital U.S. Intermediate Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.66%
Brown Advisory Intermediate Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a% of amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	665
Annual Return 2001	rr_AnnualReturn2001	8.36%
Annual Return 2002	rr_AnnualReturn2002	7.43%
Annual Return 2003	rr_AnnualReturn2003	3.91%
Annual Return 2004	rr_AnnualReturn2004	3.21%
Annual Return 2005	rr_AnnualReturn2005	1.57%
Annual Return 2006	rr_AnnualReturn2006	4.05%
Annual Return 2007	rr_AnnualReturn2007	7.07%
Annual Return 2008	rr_AnnualReturn2008	4.50%
Annual Return 2009	rr_AnnualReturn2009	5.73%
Annual Return 2010	rr_AnnualReturn2010	5.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.13%
Brown Advisory Intermediate Income Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.51%
Brown Advisory Intermediate Income Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.43%
Brown Advisory Intermediate Income Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a% of amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	906
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.85%

[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Brown Cardinal Small Companies Fund (Prospectus Summary) | Brown Cardinal Small Companies Fund
Brown Advisory Small Companies Fund
Investment Objective
The Brown Advisory Small Companies Fund (the "Fund") seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Cardinal Small Companies Fund	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Cardinal Small Companies Fund	Institutional Shares	Advisor Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.23%	0.24%
Total Annual Fund Operating Expenses	1.23%	1.49%

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Cardinal Small Companies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	125	390	676	1,489
Advisor Shares	152	471	813	1,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 32% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Small companies, according to the Advisor, are companies whose market capitalizations are generally less than  $4 billion at the time of purchase. The Fund invests primarily in securities that trade in the

U.S. securities markets and that the Advisor believes are undervalued based on the companies' ability to generate cash flow beyond that required for normal operations and reinvestment in the business. The Advisor anticipates that the

Fund's portfolio will consist of 45 to 60 positions, and be diversified across industries and market sectors. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts

("ADRs"), real estate investment trusts ("REITs") and exchange traded funds

("ETFs"), and the Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Advisor may sell a security or reduce its position if:

   ·  The security's expected return falls below 20% either due to price appreciation or adverse changes in the companies fundamentals,

   ·  The market capitalization of the company reaches  $5 billion; or

   ·  There are better relative values elsewhere or if funds are needed for other purposes.

In order to respond to adverse market, economic, political or other conditions,

the Fund may assume a temporary defensive position that is inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

NOTE: on September 30, 2011, the Board of Trustees for the Professionally

Managed Portfolios approved a plan of reorganization (the "Reorganization")

whereby the Brown Cardinal Small Companies Fund (the "Small Companies Fund")

will merge into the Brown Advisory Small-Cap Fundamental Value Fund ("Fundamental

Value Fund"). The Reorganization, which is expected to be tax free to the shareholders of the Small Companies Fund and which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of the Small Companies Fund to the Fundamental Value Fund in

exchange for Institutional or Advisor Shares of the Fundamental Value Fund, as

appropriate. Shareholders of the Small Companies Fund will then receive

Institutional or Advisor Shares of the Fundamental Value Fund, as appropriate,

equivalent in aggregate net asset value to the aggregate net asset value to their shares in the Small Companies Fund at the time of the Reorganization, and the Small Companies Fund will then be dissolved. These events are currently expected to occur on December 16, 2011.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political,

   regulatory and diplomatic risks.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

   frequent trading of ETFs by the Fund can generate brokerage expenses.

   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with

   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.

   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Small Companies Fund, a series of

Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Small Companies Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

-16.78%. During the periods shown in the chart, the highest quarterly return was

22.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was

-25.09% (for the quarter ended September 30, 2008).

Brown Advisory Small Companies Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Cardinal Small Companies Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	Institutional Shares Return Before Taxes	24.06%	2.40%	7.38%	Oct 31, 2003
Institutional Shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	23.98%	1.72%	6.51%	Oct 31, 2003
Institutional Shares After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	15.73%	1.93%	6.17%	Oct 31, 2003
Advisor Shares	Advisor Shares Return Before Taxes	23.51%	1.90%	6.95%
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	7.02%	Oct 31, 2003

NOTE: Institutional Shares of the Small Companies Fund commenced operations on

October 31, 2003 as part of the Predecessor Small Companies Fund. (Prior to

April 25, 2006, the Institutional Shares was an unnamed class of shares.) Advisor Shares commenced operations on May 1, 2006 as part of the

Predecessor Small Companies Fund. Performance shown prior to inception of the

Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary. The

"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Brown Cardinal Small Companies Fund (Prospectus Summary) | Brown Cardinal Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Small Companies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Small Companies Fund (the "Fund") seeks to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Small companies, according to the Advisor, are companies whose market capitalizations are generally less than  $4 billion at the time of purchase. The Fund invests primarily in securities that trade in the
U.S. securities markets and that the Advisor believes are undervalued based on the companies' ability to generate cash flow beyond that required for normal operations and reinvestment in the business. The Advisor anticipates that the
Fund's portfolio will consist of 45 to 60 positions, and be diversified across industries and market sectors. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts
("ADRs"), real estate investment trusts ("REITs") and exchange traded funds
("ETFs"), and the Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Advisor may sell a security or reduce its position if:
   ·  The security's expected return falls below 20% either due to price appreciation or adverse changes in the companies fundamentals,

   ·  The market capitalization of the company reaches  $5 billion; or

   ·  There are better relative values elsewhere or if funds are needed for other purposes.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

NOTE: on September 30, 2011, the Board of Trustees for the Professionally
Managed Portfolios approved a plan of reorganization (the "Reorganization")
whereby the Brown Cardinal Small Companies Fund (the "Small Companies Fund")
will merge into the Brown Advisory Small-Cap Fundamental Value Fund ("Fundamental
Value Fund"). The Reorganization, which is expected to be tax free to the shareholders of the Small Companies Fund and which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of the Small Companies Fund to the Fundamental Value Fund in
exchange for Institutional or Advisor Shares of the Fundamental Value Fund, as
appropriate. Shareholders of the Small Companies Fund will then receive
Institutional or Advisor Shares of the Fundamental Value Fund, as appropriate, equivalent in aggregate net asset value to the aggregate net asset value to their shares in the Small Companies Fund at the time of the Reorganization, and the Small Companies Fund will then be dissolved. These events are currently expected to occur on December 16, 2011.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with
   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.
   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Small Companies Fund, a series of
Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807 (toll free)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Small Companies Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
-16.78%. During the periods shown in the chart, the highest quarterly return was
22.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was
-25.09% (for the quarter ended September 30, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock
NOTE: Institutional Shares of the Small Companies Fund commenced operations on
October 31, 2003 as part of the Predecessor Small Companies Fund. (Prior to
April 25, 2006, the Institutional Shares was an unnamed class of shares.) Advisor Shares commenced operations on May 1, 2006 as part of the
Predecessor Small Companies Fund. Performance shown prior to inception of the
Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary. The
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Small Companies Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Cardinal Small Companies Fund (Prospectus Summary) | Brown Cardinal Small Companies Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.09%)
Brown Cardinal Small Companies Fund | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Brown Cardinal Small Companies Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2004	rr_AnnualReturn2004	22.76%
Annual Return 2005	rr_AnnualReturn2005	13.01%
Annual Return 2006	rr_AnnualReturn2006	14.41%
Annual Return 2007	rr_AnnualReturn2007	(3.00%)
Annual Return 2008	rr_AnnualReturn2008	(37.91%)
Annual Return 2009	rr_AnnualReturn2009	31.73%
Annual Return 2010	rr_AnnualReturn2010	24.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Brown Cardinal Small Companies Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Brown Cardinal Small Companies Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Brown Cardinal Small Companies Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.95%